Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2065 Fund

Shares	Description	Value (†)
Common Stocks — 59.5% of Net Assets
	Aerospace & Defense — 1.3%
52	AAR Corp.(a)	$3,052
149	Boeing Co.(a)	22,247
39	General Electric Co.	6,699
10	L3Harris Technologies, Inc.	2,475
9	Lockheed Martin Corp.	4,915
21	Moog, Inc., Class A	3,961
4	Northrop Grumman Corp.	2,036
47	RTX Corp.	5,687
26	Woodward, Inc.	4,266
		55,338
	Air Freight & Logistics — 0.3%
71	Expeditors International of Washington, Inc.	8,449
8	FedEx Corp.	2,191
42	GXO Logistics, Inc.(a)	2,512
10	United Parcel Service, Inc., Class B	1,340
		14,492
	Automobile Components — 0.5%
8	Aptiv PLC(a)	455
176	BorgWarner, Inc.	5,919
118	Dana, Inc.	905
139	Magna International, Inc.	5,486
328	Mobileye Global, Inc., Class A(a)	4,464
41	Visteon Corp.(a)	3,700
		20,929
	Automobiles — 1.6%
440	General Motors Co.	22,334
166	Tesla, Inc.(a)	41,475
21	Thor Industries, Inc.	2,186
		65,995
	Banks — 3.4%
87	Ameris Bancorp	5,393
145	Atlantic Union Bankshares Corp.	5,481
154	Banc of California, Inc.	2,365
465	Bank of America Corp.	19,446
321	Citigroup, Inc.	20,599
31	Citizens Financial Group, Inc.	1,306
50	East West Bancorp, Inc.	4,875
6	First Citizens BancShares, Inc., Class A	11,624
149	First Financial Bancorp	3,811
260	Fulton Financial Corp.	4,709
88	International Bancshares Corp.	5,391
75	JPMorgan Chase & Co.	16,644
22	PNC Financial Services Group, Inc.	4,142
34	Regions Financial Corp.	812
83	SouthState Corp.	8,095
108	Truist Financial Corp.	4,649
45	U.S. Bancorp	2,174
79	Webster Financial Corp.	4,092
276	Wells Fargo & Co.	17,918
		143,526
	Beverages — 1.0%
15	Boston Beer Co., Inc., Class A(a)	4,366
94	Coca-Cola Co.	6,139
223	Keurig Dr. Pepper, Inc.	7,348
369	Monster Beverage Corp.(a)	19,439
32	PepsiCo, Inc.	5,314
		42,606
	Biotechnology — 1.5%
35	AbbVie, Inc.	7,136
Shares	Description	Value (†)
	Biotechnology — continued
61	Alnylam Pharmaceuticals, Inc.(a)	$16,262
10	Amgen, Inc.	3,202
44	BioMarin Pharmaceutical, Inc.(a)	2,899
70	CRISPR Therapeutics AG(a)	3,247
42	Gilead Sciences, Inc.	3,730
41	Halozyme Therapeutics, Inc.(a)	2,073
15	Incyte Corp.(a)	1,112
25	Neurocrine Biosciences, Inc.(a)	3,007
15	Regeneron Pharmaceuticals, Inc.(a)	12,573
16	Sarepta Therapeutics, Inc.(a)	2,016
7	United Therapeutics Corp.(a)	2,618
3	Vertex Pharmaceuticals, Inc.(a)	1,428
		61,303
	Broadline Retail — 1.4%
56	Alibaba Group Holding Ltd., ADR	5,487
263	Amazon.com, Inc.(a)	49,023
34	eBay, Inc.	1,956
28	Ollie's Bargain Outlet Holdings, Inc.(a)	2,571
		59,037
	Building Products — 0.9%
11	Carlisle Cos., Inc.	4,645
21	Carrier Global Corp.	1,527
122	Fortune Brands Innovations, Inc.	10,166
9	Lennox International, Inc.	5,423
103	Masco Corp.	8,231
26	Owens Corning	4,597
25	Trex Co., Inc.(a)	1,771
		36,360
	Capital Markets — 3.5%
223	Bank of New York Mellon Corp.	16,805
9	BlackRock, Inc.	8,829
11	Cboe Global Markets, Inc.	2,349
278	Charles Schwab Corp.	19,691
22	CME Group, Inc.	4,958
17	FactSet Research Systems, Inc.	7,719
14	Goldman Sachs Group, Inc.	7,249
127	Intercontinental Exchange, Inc.	19,795
67	Janus Henderson Group PLC	2,768
15	KKR & Co., Inc.	2,074
23	Morgan Stanley	2,674
14	MSCI, Inc.	7,997
157	Nasdaq, Inc.	11,605
7	Northern Trust Corp.	704
11	S&P Global, Inc.	5,284
105	SEI Investments Co.	7,850
151	State Street Corp.	14,013
7	T. Rowe Price Group, Inc.	769
14	Virtus Investment Partners, Inc.	3,029
		146,162
	Chemicals — 1.1%
8	Air Products & Chemicals, Inc.	2,484
49	Celanese Corp.	6,172
239	Corteva, Inc.	14,560
11	DuPont de Nemours, Inc.	913
17	Ecolab, Inc.	4,177
37	HB Fuller Co.	2,708
28	Innospec, Inc.	3,018
13	Linde PLC	5,930
33	Minerals Technologies, Inc.	2,485

Shares	Description	Value (†)
	Chemicals — continued
5	Sherwin-Williams Co.	$1,794
44	Stepan Co.	3,183
		47,424
	Commercial Services & Supplies — 0.2%
20	MSA Safety, Inc.	3,319
43	RB Global, Inc.	3,644
6	Waste Management, Inc.	1,295
		8,258
	Communications Equipment — 0.2%
43	Ciena Corp.(a)	2,731
12	F5, Inc.(a)	2,806
5	Motorola Solutions, Inc.	2,247
		7,784
	Construction & Engineering — 0.3%
44	AECOM	4,699
11	Comfort Systems USA, Inc.	4,301
9	EMCOR Group, Inc.	4,015
		13,015
	Construction Materials — 0.2%
5	Martin Marietta Materials, Inc.	2,962
12	Vulcan Materials Co.	3,287
		6,249
	Consumer Finance — 0.9%
415	Ally Financial, Inc.	14,546
17	American Express Co.	4,591
107	Capital One Financial Corp.	17,419
22	Synchrony Financial	1,213
		37,769
	Consumer Staples Distribution & Retail — 1.2%
39	BJ's Wholesale Club Holdings, Inc.(a)	3,304
9	Casey's General Stores, Inc.	3,546
10	Costco Wholesale Corp.	8,742
341	Kroger Co.	19,018
28	Sprouts Farmers Market, Inc.(a)	3,596
7	Target Corp.	1,050
121	Walmart, Inc.	9,916
		49,172
	Containers & Packaging — 0.2%
40	Crown Holdings, Inc.	3,742
64	Sonoco Products Co.	3,361
		7,103
	Distributors — 0.2%
57	Genuine Parts Co.	6,538
	Diversified Consumer Services — 0.2%
10	Duolingo, Inc.(a)	2,930
22	Grand Canyon Education, Inc.(a)	3,016
46	Service Corp. International	3,756
		9,702
	Diversified REITs — 0.1%
114	American Assets Trust, Inc.	3,072
	Diversified Telecommunication Services — 0.4%
337	AT&T, Inc.	7,596
67	Iridium Communications, Inc.	1,965
152	Verizon Communications, Inc.	6,404
		15,965
	Electric Utilities — 0.5%
62	Alliant Energy Corp.	3,720
55	Evergy, Inc.	3,324
37	Eversource Energy	2,436
Shares	Description	Value (†)
	Electric Utilities — continued
25	Exelon Corp.	$983
64	FirstEnergy Corp.	2,677
27	IDACORP, Inc.	2,794
132	PPL Corp.	4,298
33	Xcel Energy, Inc.	2,205
		22,437
	Electrical Equipment — 0.5%
16	Eaton Corp. PLC	5,305
32	Emerson Electric Co.	3,465
10	GE Vernova, Inc.(a)	3,016
59	nVent Electric PLC	4,400
22	Regal Rexnord Corp.	3,664
		19,850
	Electronic Equipment, Instruments & Components — 0.8%
28	Advanced Energy Industries, Inc.	3,039
48	Amphenol Corp., Class A	3,217
58	Avnet, Inc.	3,144
51	Cognex Corp.	2,052
32	Coherent Corp.(a)	2,958
12	Fabrinet(a)	2,892
159	Knowles Corp.(a)	2,754
10	Littelfuse, Inc.	2,446
43	TE Connectivity PLC	6,339
4	Teledyne Technologies, Inc.(a)	1,821
4	Zebra Technologies Corp., Class A(a)	1,528
		32,190
	Energy Equipment & Services — 0.2%
85	ChampionX Corp.	2,399
181	NOV, Inc.	2,807
36	Schlumberger NV	1,443
		6,649
	Entertainment — 1.6%
16	Electronic Arts, Inc.	2,414
45	Netflix, Inc.(a)	34,021
7	Take-Two Interactive Software, Inc.(a)	1,132
225	Walt Disney Co.	21,645
820	Warner Bros. Discovery, Inc.(a)	6,667
		65,879
	Financial Services — 2.5%
82	Block, Inc.(a)	5,930
199	Corebridge Financial, Inc.	6,322
101	Fiserv, Inc.(a)	19,988
106	Global Payments, Inc.	10,993
5	Jack Henry & Associates, Inc.	910
14	Mastercard, Inc., Class A	6,994
206	MGIC Investment Corp.	5,158
99	PayPal Holdings, Inc.(a)	7,851
121	Visa, Inc., Class A	35,072
61	Voya Financial, Inc.	4,898
14	WEX, Inc.(a)	2,417
		106,533
	Food Products — 0.5%
27	Campbell Soup Co.	1,260
50	General Mills, Inc.	3,401
9	Hershey Co.	1,598
27	Ingredion, Inc.	3,584
36	Kellanova	2,903
100	Kraft Heinz Co.	3,346

Shares	Description	Value (†)
	Food Products — continued
20	McCormick & Co., Inc.	$1,565
60	Mondelez International, Inc., Class A	4,109
		21,766
	Gas Utilities — 0.2%
21	Atmos Energy Corp.	2,915
72	New Jersey Resources Corp.	3,304
41	ONE Gas, Inc.	2,922
		9,141
	Ground Transportation — 0.4%
77	CSX Corp.	2,590
13	Norfolk Southern Corp.	3,255
17	Ryder System, Inc.	2,487
6	Saia, Inc.(a)	2,932
16	Uber Technologies, Inc.(a)	1,153
9	Union Pacific Corp.	2,088
24	XPO, Inc.(a)	3,133
		17,638
	Health Care Equipment & Supplies — 1.0%
3	Align Technology, Inc.(a)	615
172	Baxter International, Inc.	6,140
15	Becton Dickinson & Co.	3,504
13	Edwards Lifesciences Corp.(a)	871
13	GE HealthCare Technologies, Inc.	1,136
27	Intuitive Surgical, Inc.(a)	13,604
32	LeMaitre Vascular, Inc.	2,828
42	Merit Medical Systems, Inc.(a)	4,144
11	Penumbra, Inc.(a)	2,518
9	ResMed, Inc.	2,182
14	Stryker Corp.	4,988
11	Zimmer Biomet Holdings, Inc.	1,176
		43,706
	Health Care Providers & Services — 1.5%
38	Acadia Healthcare Co., Inc.(a)	1,622
17	Cardinal Health, Inc.	1,845
240	Centene Corp.(a)	14,942
6	Chemed Corp.	3,241
12	Cigna Group	3,778
147	CVS Health Corp.	8,300
9	Elevance Health, Inc.	3,652
4	HCA Healthcare, Inc.	1,435
36	HealthEquity, Inc.(a)	3,069
16	Henry Schein, Inc.(a)	1,124
3	Humana, Inc.	773
5	Labcorp Holdings, Inc.	1,141
6	McKesson Corp.	3,004
67	Select Medical Holdings Corp.	2,149
19	UnitedHealth Group, Inc.	10,726
		60,801
	Health Care REITs — 0.1%
39	Welltower, Inc.	5,260
	Health Care Technology — 0.5%
257	Doximity, Inc., Class A(a)	10,727
53	Veeva Systems, Inc., Class A(a)	11,068
		21,795
	Hotel & Resort REITs — 0.0%
41	Host Hotels & Resorts, Inc.	707
	Hotels, Restaurants & Leisure — 1.1%
73	Aramark	2,762
1	Booking Holdings, Inc.	4,676
34	Chipotle Mexican Grill, Inc.(a)	1,896
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
26	Marriott Vacations Worldwide Corp.	$2,003
18	McDonald's Corp.	5,258
136	Starbucks Corp.	13,287
65	Travel & Leisure Co.	3,108
9	Wingstop, Inc.	2,589
114	Yum China Holdings, Inc.	5,029
46	Yum! Brands, Inc.	6,033
		46,641
	Household Durables — 0.4%
64	KB Home	5,024
19	Meritage Homes Corp.	3,443
19	PulteGroup, Inc.	2,461
64	Taylor Morrison Home Corp.(a)	4,384
		15,312
	Household Products — 0.5%
38	Church & Dwight Co., Inc.	3,796
15	Colgate-Palmolive Co.	1,406
91	Energizer Holdings, Inc.	2,918
71	Procter & Gamble Co.	11,728
		19,848
	Independent Power & Renewable Electricity Producers — 0.1%
82	AES Corp.	1,352
115	Clearway Energy, Inc., Class A	3,064
		4,416
	Industrial Conglomerates — 0.1%
9	3M Co.	1,156
12	Honeywell International, Inc.	2,468
		3,624
	Industrial REITs — 0.1%
18	Prologis, Inc.	2,033
85	Rexford Industrial Realty, Inc.	3,646
		5,679
	Insurance — 2.0%
9	Allstate Corp.	1,679
230	American International Group, Inc.	17,452
17	Arch Capital Group Ltd.(a)	1,676
16	Arthur J Gallagher & Co.	4,499
57	Assured Guaranty Ltd.	4,757
12	Chubb Ltd.	3,389
42	First American Financial Corp.	2,694
28	Hanover Insurance Group, Inc.	4,153
28	Hartford Financial Services Group, Inc.	3,092
11	Marsh & McLennan Cos., Inc.	2,401
20	Prudential Financial, Inc.	2,450
58	Reinsurance Group of America, Inc.	12,243
40	Selective Insurance Group, Inc.	3,633
15	Travelers Cos., Inc.	3,689
51	Willis Towers Watson PLC	15,412
		83,219
	Interactive Media & Services — 2.9%
252	Alphabet, Inc., Class A	43,120
173	Alphabet, Inc., Class C	29,875
80	Meta Platforms, Inc., Class A	45,406
71	Yelp, Inc.(a)	2,424
		120,825
	IT Services — 0.6%
15	Accenture PLC, Class A	5,172
36	Cognizant Technology Solutions Corp., Class A	2,685
31	International Business Machines Corp.	6,408

Shares	Description	Value (†)
	IT Services — continued
92	Kyndryl Holdings, Inc.(a)	$2,106
135	Shopify, Inc., Class A(a)	10,559
		26,930
	Leisure Products — 0.1%
132	Mattel, Inc.(a)	2,690
	Life Sciences Tools & Services — 1.0%
8	Agilent Technologies, Inc.	1,042
179	Avantor, Inc.(a)	4,004
12	Danaher Corp.	2,948
78	Illumina, Inc.(a)	11,243
74	IQVIA Holdings, Inc.(a)	15,231
15	Repligen Corp.(a)	2,014
10	Thermo Fisher Scientific, Inc.	5,463
		41,945
	Machinery — 1.4%
18	AGCO Corp.	1,797
7	Caterpillar, Inc.	2,633
52	Deere & Co.	21,044
17	Dover Corp.	3,219
21	Fortive Corp.	1,500
63	Graco, Inc.	5,131
6	Illinois Tool Works, Inc.	1,567
45	ITT, Inc.	6,306
26	Oshkosh Corp.	2,658
5	Parker-Hannifin Corp.	3,170
25	SPX Technologies, Inc.(a)	3,587
42	Terex Corp.	2,172
28	Toro Co.	2,254
		57,038
	Media — 0.9%
43	Charter Communications, Inc., Class A(a)	14,087
312	Comcast Corp., Class A	13,625
90	Interpublic Group of Cos., Inc.	2,646
54	Liberty Broadband Corp., Class C(a)	4,365
35	Omnicom Group, Inc.	3,535
		38,258
	Metals & Mining — 0.4%
53	Alcoa Corp.	2,125
15	Carpenter Technology Corp.	2,243
132	Cleveland-Cliffs, Inc.(a)	1,713
28	Freeport-McMoRan, Inc.	1,261
60	Newmont Corp.	2,726
14	Reliance, Inc.	4,009
57	U.S. Steel Corp.	2,214
		16,291
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
217	Annaly Capital Management, Inc.	4,125
	Multi-Utilities — 0.1%
28	Consolidated Edison, Inc.	2,847
10	DTE Energy Co.	1,242
6	WEC Energy Group, Inc.	573
		4,662
	Office REITs — 0.4%
159	COPT Defense Properties	5,120
385	Easterly Government Properties, Inc.	5,220
136	Highwoods Properties, Inc.	4,561
71	Kilroy Realty Corp.	2,856
		17,757
	Oil, Gas & Consumable Fuels — 2.6%
220	Antero Midstream Corp.	3,162
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
95	Antero Resources Corp.(a)	$2,459
361	APA Corp.	8,520
48	Chevron Corp.	7,143
95	CNX Resources Corp.(a)	3,233
151	ConocoPhillips	16,541
34	Devon Energy Corp.	1,315
7	Diamondback Energy, Inc.	1,237
125	EOG Resources, Inc.	15,245
25	Expand Energy Corp.	2,118
111	Exxon Mobil Corp.	12,963
9	Hess Corp.	1,210
128	Kinder Morgan, Inc.	3,137
22	ONEOK, Inc.	2,131
69	Ovintiv, Inc.	2,705
127	Phillips 66	15,471
68	Range Resources Corp.	2,042
4	Texas Pacific Land Corp.	4,664
11	Valero Energy Corp.	1,427
44	Williams Cos., Inc.	2,304
		109,027
	Passenger Airlines — 0.4%
297	Delta Air Lines, Inc.	16,994
	Personal Care Products — 0.3%
12	Estee Lauder Cos., Inc., Class A	827
592	Kenvue, Inc.	13,575
		14,402
	Pharmaceuticals — 1.5%
68	Bristol-Myers Squibb Co.	3,792
8	Eli Lilly & Co.	6,638
20	Jazz Pharmaceuticals PLC(a)	2,201
70	Johnson & Johnson	11,190
122	Merck & Co., Inc.	12,483
43	Novartis AG, ADR	4,661
85	Novo Nordisk AS, ADR	9,516
161	Pfizer, Inc.	4,556
129	Roche Holding AG, ADR	5,007
17	Zoetis, Inc.	3,039
		63,083
	Professional Services — 0.5%
5	Automatic Data Processing, Inc.	1,446
32	Equifax, Inc.	8,481
43	Exponent, Inc.	4,058
37	Korn Ferry	2,614
14	Leidos Holdings, Inc.	2,564
6	Paychex, Inc.	836
15	Paylocity Holding Corp.(a)	2,769
		22,768
	Real Estate Management & Development — 0.6%
145	CBRE Group, Inc., Class A(a)	18,991
18	Jones Lang LaSalle, Inc.(a)	4,877
		23,868
	Residential REITs — 0.1%
10	AvalonBay Communities, Inc.	2,216
	Retail REITs — 0.2%
261	Brixmor Property Group, Inc.	7,034
9	Simon Property Group, Inc.	1,522
		8,556
	Semiconductors & Semiconductor Equipment — 3.7%
19	Advanced Micro Devices, Inc.(a)	2,737
21	Analog Devices, Inc.	4,685

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
10	Applied Materials, Inc.	$1,816
109	ARM Holdings PLC, ADR(a)	15,402
40	Broadcom, Inc.	6,791
106	Intel Corp.	2,281
33	Lattice Semiconductor Corp.(a)	1,672
29	Micron Technology, Inc.	2,890
37	MKS Instruments, Inc.	3,675
666	NVIDIA Corp.	88,418
16	Onto Innovation, Inc.(a)	3,173
82	QUALCOMM, Inc.	13,347
14	Silicon Laboratories, Inc.(a)	1,454
22	Synaptics, Inc.(a)	1,511
24	Texas Instruments, Inc.	4,876
		154,728
	Software — 4.2%
5	Adobe, Inc.(a)	2,391
4	ANSYS, Inc.(a)	1,282
71	Autodesk, Inc.(a)	20,150
6	Cadence Design Systems, Inc.(a)	1,657
75	Dynatrace, Inc.(a)	4,035
3	Intuit, Inc.	1,831
17	Manhattan Associates, Inc.(a)	4,477
112	Microsoft Corp.	45,511
192	Oracle Corp.	32,225
4	Palo Alto Networks, Inc.(a)	1,441
9	PTC, Inc.(a)	1,668
14	Qualys, Inc.(a)	1,669
10	Roper Technologies, Inc.	5,377
109	Salesforce, Inc.	31,759
4	ServiceNow, Inc.(a)	3,732
12	SPS Commerce, Inc.(a)	1,980
4	Synopsys, Inc.(a)	2,055
4	Tyler Technologies, Inc.(a)	2,422
43	Workday, Inc., Class A(a)	10,056
		175,718
	Specialized REITs — 0.1%
7	American Tower Corp.	1,495
8	Crown Castle, Inc.	860
5	Digital Realty Trust, Inc.	891
2	Equinix, Inc.	1,816
25	Weyerhaeuser Co.	779
		5,841
	Specialty Retail — 0.9%
14	Abercrombie & Fitch Co., Class A(a)	1,845
9	Asbury Automotive Group, Inc.(a)	2,051
15	Burlington Stores, Inc.(a)	3,717
13	Dick's Sporting Goods, Inc.	2,545
27	Floor & Decor Holdings, Inc., Class A(a)	2,782
19	Home Depot, Inc.	7,481
8	Lithia Motors, Inc.	2,659
10	Lowe's Cos., Inc.	2,618
10	Ross Stores, Inc.	1,397
44	TJX Cos., Inc.	4,973
29	Williams-Sonoma, Inc.	3,890
		35,958
	Technology Hardware, Storage & Peripherals — 0.8%
137	Apple, Inc.	30,950
50	Hewlett Packard Enterprise Co.	974
30	HP, Inc.	1,066
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
12	NetApp, Inc.	$1,384
14	Western Digital Corp.(a)	914
		35,288
	Textiles, Apparel & Luxury Goods — 0.3%
15	Crocs, Inc.(a)	1,617
12	Deckers Outdoor Corp.(a)	1,931
26	PVH Corp.	2,560
7	Ralph Lauren Corp.	1,386
425	Under Armour, Inc., Class A(a)	3,634
140	VF Corp.	2,899
		14,027
	Trading Companies & Distributors — 0.1%
12	Watsco, Inc.	5,676
	Water Utilities — 0.1%
29	American States Water Co.	2,391
5	American Water Works Co., Inc.	690
61	Essential Utilities, Inc.	2,355
		5,436
	Total Common Stocks (Identified Cost $2,107,106)	2,494,997

Principal Amount
Bonds and Notes — 4.0%
	Apartment REITs — 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	911
	Automotive — 0.1%
2,000	Cummins, Inc., 5.150%, 2/20/2034	2,036
1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	990
2,000	Lear Corp., 4.250%, 5/15/2029	1,931
		4,957
	Banking — 0.4%
2,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	1,922
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	965
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	948
2,000	Citigroup, Inc., 4.600%, 3/09/2026	1,994
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	994
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	1,781
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	965
2,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	1,893
1,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	980
1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	967
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	999
1,000	State Street Corp., 2.400%, 1/24/2030	892
2,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	1,695
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	993
		17,988
	Brokerage — 0.0%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	892
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	668
		1,560

Principal Amount	Description	Value (†)
	Building Materials — 0.0%
$1,000	Owens Corning, 3.950%, 8/15/2029	$959
	Chemicals — 0.0%
2,000	Ecolab, Inc., 2.125%, 2/01/2032	1,687
	Diversified Manufacturing — 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,913
1,000	Emerson Electric Co., 2.000%, 12/21/2028	905
		2,818
	Electric — 0.1%
1,000	Entergy Corp., 0.900%, 9/15/2025	966
1,000	Exelon Corp., 4.050%, 4/15/2030	959
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	871
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	971
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	983
		4,750
	Environmental — 0.1%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	820
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,493
		2,313
	Finance Companies — 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	986
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	935
		1,921
	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	934
1,000	General Mills, Inc., 4.000%, 4/17/2025	996
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	904
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	912
		3,746
	Government Owned - No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,479
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,244
		4,723
	Health Care REITs — 0.0%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	985
1,000	Welltower OP LLC, 2.800%, 6/01/2031	883
		1,868
	Health Insurance — 0.1%
3,000	Elevance Health, Inc., 4.101%, 3/01/2028	2,942
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,056
		3,998
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,969
1,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	999
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	970
		3,938
	Integrated Energy — 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	993
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,114
		2,107
	Life Insurance — 0.1%
1,000	Manulife Financial Corp., 3.703%, 3/16/2032	925
1,000	MetLife, Inc., 5.375%, 7/15/2033	1,027
		1,952
	Media Entertainment — 0.1%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,985
Principal Amount	Description	Value (†)
	Mortgage Related — 1.0%
$2,587	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2052	$2,055
883	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	701
3,353	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	2,780
1,757	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	1,456
4,270	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	3,684
879	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	758
1,785	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	1,539
1,710	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,530
873	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	808
1,921	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	1,867
2,655	Federal National Mortgage Association, 2.000%, 4/01/2052	2,111
2,596	Federal National Mortgage Association, 2.500%, 4/01/2052	2,152
1,756	Federal National Mortgage Association, 2.500%, 5/01/2052	1,456
884	Federal National Mortgage Association, 2.500%, 6/01/2052	733
1,702	Federal National Mortgage Association, 3.000%, 4/01/2052	1,469
893	Federal National Mortgage Association, 3.000%, 7/01/2052	770
1,647	Federal National Mortgage Association, 3.500%, 4/01/2052	1,474
3,403	Federal National Mortgage Association, 3.500%, 5/01/2052	3,045
882	Federal National Mortgage Association, 4.000%, 8/01/2052	815
879	Federal National Mortgage Association, 4.000%, 9/01/2052	813
933	Federal National Mortgage Association, 4.000%, 5/01/2053	862
909	Federal National Mortgage Association, 4.500%, 2/01/2053	864
1,860	Federal National Mortgage Association, 4.500%, 7/01/2053	1,767
1,688	Government National Mortgage Association, 3.000%, 6/20/2052	1,480
940	Government National Mortgage Association, 5.000%, 7/20/2053	920
3,470	Government National Mortgage Association, 5.500%, 4/20/2053	3,459
		41,368
	Office REITs — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,917
	Oil Field Services — 0.1%
2,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	1,925
	Other REITs — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	823
	Pharmaceuticals — 0.1%
2,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	1,725
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,901
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,500
		5,126
	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	927
	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	964
	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	881

Principal Amount	Description	Value (†)
	Retail REITs — 0.0%
$2,000	Realty Income Corp., 2.700%, 2/15/2032	$1,716
	Retailers — 0.1%
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	894
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,934
		2,828
	Technology — 0.4%
2,000	Adobe, Inc., 2.300%, 2/01/2030	1,790
1,000	Apple, Inc., 2.500%, 2/09/2025	994
1,000	Broadcom, Inc., 4.110%, 9/15/2028	977
1,000	Intel Corp., 2.450%, 11/15/2029	880
1,000	International Business Machines Corp., 4.000%, 6/20/2042	834
1,000	NVIDIA Corp., 2.850%, 4/01/2030	922
1,000	Oracle Corp., 2.950%, 5/15/2025	990
3,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,407
2,000	QUALCOMM, Inc., 4.500%, 5/20/2052	1,743
2,000	Salesforce, Inc., 1.500%, 7/15/2028	1,803
2,000	Texas Instruments, Inc., 4.900%, 3/14/2033	2,022
		15,362
	Treasuries — 0.6%
4,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	2,010
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,470
2,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	1,420
4,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	3,030
4,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,139
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	1,535
3,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	2,289
1,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	975
8,000	U.S. Treasury Notes, 0.375%, 11/30/2025	7,669
		23,537
	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	822
	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,131
	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 2.650%, 11/20/2040	1,398
	Total Bonds and Notes (Identified Cost $175,897)	165,906

Shares	Description	Value (†)
Exchange-Traded Funds — 8.9%
4,682	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $358,921)	$373,015

Mutual Funds — 14.5%
16,118	WCM Focused Emerging Markets Fund, Institutional Class	239,029
14,629	WCM Focused International Growth Fund, Institutional Class	370,417
	Total Mutual Funds (Identified Cost $632,386)	609,446

Affiliated Mutual Funds — 10.4%
7,249	Mirova Global Green Bond Fund, Class N	63,357
29,350	Mirova International Sustainable Equity Fund, Class N	370,687
	Total Affiliated Mutual Funds (Identified Cost $465,335)	434,044

Principal Amount
Short-Term Investments — 3.7%
$155,266	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $155,279 on 11/01/2024 collateralized by $156,700 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $159,383 including accrued interest(c) (Identified Cost $155,266)	155,266
	Total Investments — 101.0% (Identified Cost $3,894,911)	4,232,674
	Other assets less liabilities — (1.0)%	(40,990)
	Net Assets — 100.0%	$4,191,684

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $2,950 or
0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$49,103	$13,737	$1,110	$65	$1,562	$63,357	7,249	$ —
Mirova International Sustainable Equity Fund, Class N	293,599	62,777	4,340	967	17,684	370,687	29,350	96
	$342,702	$76,514	$5,450	$1,032	$19,246	$434,044	36,599	$96

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,494,997	$ —	$ —	$2,494,997
Bonds and Notes(a)	—	165,906	—	165,906
Exchange-Traded Funds	373,015	—	—	373,015
Mutual Funds	609,446	—	—	609,446
Affiliated Mutual Funds	434,044	—	—	434,044
Short-Term Investments	—	155,266	—	155,266
Total Investments	$3,911,502	$321,172	$—	$4,232,674

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	91.8%
Fixed Income	5.5
Short-Term Investments	3.7
Total Investments	101.0
Other assets less liabilities	(1.0)
Net Assets	100.0%